Annual Operating Expenses {- Asset Manager: Growth Portfolio} - 02.28 VIP Asset Manager: Growth Portfolio Initial, Service, Service 2 PRO-11 - Asset Manager: Growth Portfolio	Apr. 30, 2021
VIP Asset Manager: Growth Portfolio-Initial VIP
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	0.69%	[1]
VIP Asset Manager: Growth Portfolio-Service VIP
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.14%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	0.79%	[1]
VIP Asset Manager: Growth Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.14%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	0.94%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.